Average Annual Total Returns{- Fidelity Women's Leadership Fund} - 04.30 Fidelity Women's Leadership Fund AMCIZ PRO-05 - Fidelity Women's Leadership Fund	Fidelity Advisor Women's Leadership Fund: Class A Return Before Taxes Past 1 year	Fidelity Advisor Women's Leadership Fund: Class A Return Before Taxes Since Inception		Fidelity Advisor Women's Leadership Fund: Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Women's Leadership Fund: Class A After Taxes on Distributions Since Inception		Fidelity Advisor Women's Leadership Fund: Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Women's Leadership Fund: Class A After Taxes on Distributions and Sales Since Inception		Fidelity Advisor Women's Leadership Fund: Class M Return Before Taxes Past 1 year	Fidelity Advisor Women's Leadership Fund: Class M Return Before Taxes Since Inception		Fidelity Advisor Women's Leadership Fund: Class C Return Before Taxes Past 1 year	Fidelity Advisor Women's Leadership Fund: Class C Return Before Taxes Since Inception		Fidelity Advisor Women's Leadership Fund: Class I Return Before Taxes Past 1 year	Fidelity Advisor Women's Leadership Fund: Class I Return Before Taxes Since Inception		Fidelity Advisor Women's Leadership Fund: Class Z Return Before Taxes Past 1 year	Fidelity Advisor Women's Leadership Fund: Class Z Return Before Taxes Since Inception		RS003 Past 1 year	RS003 Since Inception		IXYIK Past 1 year	IXYIK Since Inception
Total	17.83%	16.33%	[1]	17.81%	16.29%	[1]	10.57%	12.58%	[1]	20.34%	17.68%	[1]	22.99%	19.62%	[1]	25.27%	20.82%	[1]	25.45%	20.99%	[1]	20.89%	19.45%	[1]	18.92%	17.49%	[1]

[1]	(a)From May 1, 2019